Other Liabilities and Provisions - Additional Information (Detail) - CAD CAD in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Additional study and environmental costs arising from legal obligations through other provisions		CAD 121
Provisions for decommissioning and restoration	CAD 1,169	1,169
Provision for water management costs	675	675
Provisions for decommissioning and restoration expenditures of closed operations	270	270	CAD 194
Provisions for decommissioning and restoration	398
Increase in discount rate	CAD 36	CAD 210
Decommissioning and Restoration Provisions [member]
Disclosure of other provisions [line items]
Inflation rate		2.00%
Increase in discount rate		CAD 210
Bottom of range [member] | Decommissioning and Restoration Provisions [member]
Disclosure of other provisions [line items]
Nominal discount rate		5.32%
Top of range [member] | Decommissioning and Restoration Provisions [member]
Disclosure of other provisions [line items]
Nominal discount rate		6.82%